Stock-Based Compensation - Nonvested Restricted Stock Shares Activity (Details)	9 Months Ended
Sep. 30, 2025 $ / shares shares
Restricted Stock [Member]
Stock-Based Compensation - Nonvested Restricted Stock Shares Activity (Details) [Line Items]
Unvested Restricted Stock Awards, Number of Shares | shares	74,312
Unvested Restricted Stock Awards, Weighted Average Grant Date Fair Value | $ / shares	$ 1.82
Granted, Number of Shares | shares	360,635
Granted, Weighted Average Grant Date Fair Value | $ / shares	$ 0.4
Vested, Number of Shares | shares	(323,818)
Vested, Weighted Average Grant Date Fair Value | $ / shares	$ 0.42
Forfeited, Number of Shares | shares	(11,355)
Forfeited, Weighted Average Grant Date Fair Value | $ / shares	$ 1.32
Unvested Restricted Stock Awards, Number of Shares | shares	99,774
Unvested Restricted Stock Awards, Weighted Average Grant Date Fair Value | $ / shares	$ 1.23
Restricted Stock Units (RSUs) [Member]
Stock-Based Compensation - Nonvested Restricted Stock Shares Activity (Details) [Line Items]
Unvested Restricted Stock Awards, Number of Shares | shares	1,155,752
Unvested Restricted Stock Awards, Weighted Average Grant Date Fair Value | $ / shares	$ 0.71
Previously Reported [Member] | Restricted Stock Units (RSUs) [Member]
Stock-Based Compensation - Nonvested Restricted Stock Shares Activity (Details) [Line Items]
Granted, Number of Shares | shares	2,288,000
Granted, Weighted Average Grant Date Fair Value | $ / shares	$ 0.85
Vested, Number of Shares | shares	(613,373)
Vested, Weighted Average Grant Date Fair Value | $ / shares	$ 0.8
Forfeited, Number of Shares | shares	(518,875)
Forfeited, Weighted Average Grant Date Fair Value | $ / shares	$ 0.9
Unvested Restricted Stock Awards, Number of Shares | shares	0
Unvested Restricted Stock Awards, Weighted Average Grant Date Fair Value | $ / shares	$ 0